Net interest income (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Summary of net interest income

	2025	2024	2023
	£m	£m	£m
Cash and balances at central banks	8,730	11,076	10,262
Debt securities at amortised cost	2,820	2,445	2,337
Loans and advances at amortised cost to banks and customers	18,662	17,836	14,742
Fair value through other comprehensive income	3,134	3,821	4,907
Cash collateral	2,134	2,408	2,375
Other[1]	709	740	452
Interest and similar income	36,189	38,326	35,075
Deposits at amortised cost from banks and customers	(12,284)	(14,092)	(11,252)
Debt securities in issue	(6,006)	(6,708)	(6,344)
Subordinated liabilities	(855)	(945)	(866)
Cash collateral	(1,501)	(2,276)	(2,254)
Other[2]	(1,042)	(1,369)	(1,650)
Interest and similar expense	(21,688)	(25,390)	(22,366)
Net interest income	14,501	12,936	12,709
Notes:
1Includes interest income from reverse repurchase agreements and other similar secured lending at amortised cost.
2    Includes interest expense from repurchase agreement and other similar secured borrowing at amortised cost and lease expense.